Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Feb. 28, 2013
(Columbia California Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.72%
Fee waivers and/or reimbursements	(0.24%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.48%
(Columbia Georgia Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[1]
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.20%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Maryland Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[1]
Total annual Fund operating expenses	0.75%
Fee waivers and/or reimbursements	(0.19%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia North Carolina Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.17%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Overseas Value Fund) | Class B Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.76%
Fee waivers and/or reimbursements	(0.45%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Overseas Value Fund) | Class K Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.94%	[1]
Total annual Fund operating expenses	1.81%
Fee waivers and/or reimbursements	(0.20%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.61%
(Columbia Short Term Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.42%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[5]
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.15%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.48%
(Columbia South Carolina Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[1]
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.20%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Virginia Intermediate Municipal Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[1]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.14%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.48% for Class R4.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.56% for Class R4.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, from February 28, 2013 through March 15, 2013, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 2.31% for Class B and 1.61% for Class K; and, from March 16, 2013 through June 30, 2014, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 2.16% for Class B and 1.26% for Class K.
[5]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.48% for Class R4.